DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
DISCONTINUED OPERATIONS
Schedule of assets, liabilities, revenue and expenses have been reclassified as discontinued operations
	For the years ended December 31,
	2014	2015
	US$	US$

Net revenues	30,073,452	16,832,352
Cost of revenues	(7,040,383)	(2,927,148)

Gross profit	23,033,069	13,905,204

Operating expenses	(62,378,258)	(50,212,995)

Loss from operations	(39,345,189)	(36,307,791)

Gain from disposal of Group Buying Entities	-	47,390,421
Interest income	6,699	1,904
Interest expense	(11,798)	-
Other expenses, net	(196,288)	(8,599)

(Loss)/income before income tax	(39,546,576)	11,075,935
Provision for income tax	-	-

(Loss)/income from discontinuing operations attributable to owners of the Company	(39,546,576)	11,075,935